CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues		$ 83,926,614	$ 272,145,821	$ 441,505,231
Cost of revenues (including share-based compensation expense of US$276,085, US$142,404 and US$(22,682) in 2020, 2021 and 2022, respectively)		(13,070,923)	(32,825,888)	(24,128,462)
Gross profit		70,855,691	239,319,933	417,376,769
Operating expenses:
General and administrative expenses (including share-based compensation expense of US$1,814,335, US$1,754,275 and US$1,237,663 in 2020, 2021 and 2022, respectively)		(11,907,809)	(17,815,839)	(15,017,499)
Research and development expenses (including share-based compensation expense of US$3,034,240, US$1,716,316 and US$545,673 in 2020, 2021 and 2022, respectively)		(15,523,180)	(34,433,316)	(29,669,615)
Sales and marketing expenses (including share-based compensation expense of US$212,381, US$103,324 and US$59,974 in 2020, 2021 and 2022, respectively)		(44,378,533)	(200,235,468)	(418,261,754)
Other operating (loss) income, net		2,441,559	4,453,462	(2,274,507)
Total operating expenses		(69,367,963)	(248,031,161)	(465,223,375)
(Loss) income from operations		1,487,728	(8,711,228)	(47,846,606)
Interest income (expense), net		(1,362,001)	(5,689,947)	395,629
Impairment loss of investment		0	(248,140)	0
Foreign exchange (losses) gains, net		(93,145)	(219,642)	91,335
Fair value change of derivatives		553,707	1,108,648
(Loss) income before income taxes		586,289	(13,760,309)	(47,359,642)
Income tax expenses		(9,058)	(51,970)	(7,087)
Share of loss in equity method investment		(62,217)	(65,084)
Net (loss) income		515,014	(13,877,363)	(47,366,729)
Deemed dividend in relation to the convertible notes			(1,368,866)
Net (loss) income attributable to ordinary shareholders		$ 515,014	$ (15,246,229)	$ (47,366,729)
Net loss per ordinary share:
Basic (in dollars per share)		$ 0.0001	$ (0.005)	$ (0.02)
Diluted (in dollars per share)		$ 0.0001	$ (0.005)	$ (0.02)
Weighted average shares used in calculating net loss per ordinary share:
Basic (in shares)		4,591,748,099	3,303,168,725	3,080,332,924
Diluted (in shares)		4,592,307,849	3,303,168,725	3,080,332,924
ADS
Net loss per ordinary share:
Basic (in dollars per share)	[1]	$ 0.07	$ (3.00)	$ (10.00)
Diluted (in dollars per share)	[1]	$ 0.07	$ (3.00)	$ (10.00)

[1]	Basic and diluted earnings per ADS for the years ended December 31, 2020 and 2021 have been retrospectively adjusted for the ADS ratio change that were effective on May 9, 2022. Refer to Note 2(a) for additional information.